Shareholder Report, Holdings (Details)_2 - Class I	Jun. 30, 2024
Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Oil Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Hotels Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Japan
Holdings [Line Items]
Percent of Net Asset Value	28.10%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.10%
France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Finland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Hitachi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Mitsui Fudosan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Tokio Marine Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
ORIX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Nintendo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NEC Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Stanley Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Electronic Equipment Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Japan
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PTC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Kadant, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EastGroup Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Eagle Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Equity Real Estate Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PTC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Avery Dennison Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Eagle Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Equity Real Estate Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%